Deferred Income Taxes (Details) - Schedule of balance of temporary differences for deferred income tax asset recognized - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Balance Of Temporary Differences For Deferred Income Tax Asset Recognized Abstract
Non-capital losses	$ 126,022	$ 108,935	$ 82,124
SR&ED expenditures	45,672	39,072	29,460
Non-refundable investment tax credits	7,481	5,189	5,053
Deductible share issuance costs	3,114	4,829	3,151
Long-term debt	26,697	18,248	6,707
Lease obligation	319	395	272
Property and equipment	$ 592	$ 78	$ (178)